Capital and financial risk management - Financial risk management (Details) - EUR (€) € in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Provisions	€ 1,992	€ 2,496	€ 2,448
Bonds having change of control clause	30,000	30,000
Financial Guarantees
Disclosure of detailed information about financial instruments [line items]
Exposure from guarantee contracts	1,868	€ 1,765
Provisions	€ 0